                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9279

                           Van Kampen Equity Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 2/28/05

Item 1.  Reports to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Technology Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 28, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 2/28/05

                               A SHARES                B SHARES                C SHARES
                            since 7/26/99           since 7/26/99           since 7/26/99
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception           -13.51%     -14.42%     -14.18%     -14.18%     -14.18%     -14.18%

5-year                    -31.12      -31.93      -31.65      -31.86      -31.66      -31.66

1-year                      4.23       -1.77        3.41       -1.59        3.41        2.41

6 months                   14.43        7.77       13.94        8.94       13.94       12.94
---------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Figures shown above assume reinvestment of all dividends and capital gains.

Pacific Stock Exchange (PSE) Technology Index measures the performance of 100 technology stocks from 15 industrial groups. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. Source for index performance: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2005

Van Kampen Technology Fund is managed by the Adviser's Multi-Cap Growth team.(1) Current members include Gary Lewis, Managing Director of the Adviser; Dudley Brickhouse, Janet Luby, and David Walker, Executive Directors of the Adviser; and Matthew Hart and Scott Miller, Vice Presidents of the Adviser.

MARKET CONDITIONS

As the period began, sharply rising oil prices, continued violence in Iraq and concern that the U.S. presidential election could end in a second consecutive stalemate all weighed on equity prices. These factors overshadowed the increasingly strong fundamentals of many technology companies. Conditions improved markedly beginning in late October as oil prices retreated from their highs and the November election ended decisively. Against this backdrop, investors were more interested in stocks with high "beta"--securities that were expected to grow at a faster rate than the broad stock market. Technology stocks led a strong market rally that lasted through the end of the year, with the semiconductor and semiconductor equipment industries faring particularly well.

The investment climate worsened again early in 2005. The combination of a sudden spike in oil prices--by period end they were close to their October highs--and concerns about possible violence around the January 30 Iraqi parliamentary election caused the stock market to give back some of its recent gains. Iraq's election, however, went more smoothly than expected, and in February equities again performed well, making up nearly all of their January losses.

PERFORMANCE ANALYSIS

Van Kampen Technology Fund gained 14.43 percent (Class A shares, assuming no front-end sales charge was paid) during the six-month period ending February 28, 2005. By comparison, the fund's benchmark, the Pacific Stock Exchange Technology Index, rose 14.07 percent. We are pleased that the fund

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDING FEBRUARY 28, 2005

----------------------------------------------------------------
                                    PACIFIC STOCK EXCHANGE
      CLASS A   CLASS B   CLASS C      TECHNOLOGY INDEX

      14.43%    13.94%    13.94%            14.07%
----------------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

(1)Team members may change at any time without notice.

outperformed its benchmark with respect to its Class A shares in two different types of market environments--the sharp technology-led rally in November and December 2004, and the more challenging backdrop to begin and end the period. Due to different expenses, the returns of the fund's Class B and Class C shares did not outperform the fund's benchmark during the six-month period ending February 28, 2005.

We attribute the fund's relative outperformance with respect to its Class A shares to a handful of factors. First, the fund benefited from its weighting in large-cap technology names and technology-related health care stocks, both of which helped the portfolio decline less than the benchmark during periods of generally falling equity prices. Also, the fund was greatly helped by a significant overweighting in Internet-related companies, which did particularly well in the final months of 2004 when technology shares were rallying.

Internet-related companies have generally benefited from recent trends in online advertising. As more people spend growing time online, and as more people are introduced to the Internet, advertisers increasingly are spending less on traditional media vehicles such as television, radio and newspapers and spending more on Internet ads. Investors also have noted the growing popularity of "targeted searches," in which advertisers--large or small--pay for placement on a Web page related to a particular product or service. The increasing adoption provides the speed and functionality for faster e-Commerce and online advertising growth. These advertising trends helped drive earnings during the period, and investors were optimistic about future earnings growth potential.

With oil prices high and interest rates continuing to rise, we think a modestly defensive portfolio orientation is warranted. We have been seeking to minimize "tracking error"--the fund's variance from its benchmark--and take what we believe are prudent risks. We have added to the fund's weighting in large-cap technology stocks, which have tended to be less volatile than their smaller counterparts, as well as in selected health care names. The fund also remains overweighted in the Internet sector, which we believe includes many fundamentally strong companies.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

TOP 10 HOLDINGS AS OF 2/28/05
Google, Inc., Class A                                             4.1%
Yahoo!, Inc.                                                      3.6
International Business Machines Corp.                             3.4
Apple Computer, Inc.                                              3.2
Microsoft Corp.                                                   2.8
eBay, Inc.                                                        2.6
Harris Corp.                                                      2.6
Electronic Arts, Inc.                                             2.4
Amgen, Inc.                                                       2.4
Lockheed Martin Corp.                                             2.3

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 2/28/05
Semiconductors                                                   13.2%
Systems Software                                                 11.1
Communications Equipment                                          9.7
Computer Hardware                                                 8.9
Biotechnology                                                     8.1
Internet Software & Services                                      7.7
Data Processing & Outsourcing Services                            7.0
Health Care Equipment                                             6.3
Semiconductor Equipment                                           6.1
Application Software                                              4.2
Aerospace & Defense                                               3.7
Internet Retail                                                   2.6
Home Entertainment Software                                       2.4
Pharmaceuticals                                                   2.2
Health Care Supplies                                              1.8
Computer Storage & Peripherals                                    1.5
Wireless Telecommunication Services                               1.4
Electronic Equipment Manufacturers                                0.7
Integrated Telecommunication Services                             0.6
                                                                -----
Total Long-Term Investments                                      99.2%
Other Assets in Excess of Liabilities                             0.8
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our website at www.vankampen.com. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/04 - 02/28/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   9/1/04           2/28/05       9/1/04-2/28/05
Class A
  Actual......................................    $1,000.00        $1,144.33          $13.19
  Hypothetical................................     1,000.00         1,012.49           12.37
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,139.41           17.24
  Hypothetical................................     1,000.00         1,008.69           16.19
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,139.41           17.24
  Hypothetical................................     1,000.00         1,008.69           16.19
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 2.48%, 3.25%, and 3.25% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  99.2%
AEROSPACE & DEFENSE  3.7%
Goodrich Corp. .............................................   110,000    $  4,073,300
Lockheed Martin Corp. ......................................   115,000       6,810,300
                                                                          ------------
                                                                            10,883,600
                                                                          ------------
APPLICATION SOFTWARE  4.2%
Autodesk, Inc. .............................................   115,000       3,417,800
Cognos, Inc. (Canada) (a)...................................    50,000       2,145,500
Mercury Interactive Corp. (a)...............................    50,000       2,294,000
SAP AG--ADR (Germany).......................................   115,000       4,663,250
                                                                          ------------
                                                                            12,520,550
                                                                          ------------
BIOTECHNOLOGY  8.1%
Amgen, Inc. (a).............................................   115,000       7,085,150
Amylin Pharmaceuticals, Inc. (a)............................    75,000       1,606,500
Cell Therapeutics, Inc. (a).................................   115,000       1,136,200
Genentech, Inc. (a).........................................   115,000       5,428,000
Genzyme Corp. (a)...........................................   110,000       6,169,900
MedImmune, Inc. (a).........................................   100,000       2,408,000
                                                                          ------------
                                                                            23,833,750
                                                                          ------------
COMMUNICATIONS EQUIPMENT  9.7%
Cisco Systems, Inc. (a).....................................   150,000       2,613,000
Corning, Inc. (a)...........................................   125,000       1,433,750
F5 Networks, Inc. (a).......................................    35,000       1,928,150
Harris Corp. ...............................................   115,000       7,670,500
Juniper Networks, Inc. (a)..................................   175,000       3,769,500
Motorola, Inc. .............................................   125,000       1,957,500
Nokia Corp.--ADR (Finland)..................................   100,000       1,614,000
QUALCOMM, Inc. .............................................   115,000       4,152,650
Scientific-Atlanta, Inc. ...................................   115,000       3,553,500
                                                                          ------------
                                                                            28,692,550
                                                                          ------------
COMPUTER HARDWARE  8.9%
Apple Computer, Inc. (a)....................................   210,000       9,420,600
Dell Computer Corp. (a).....................................   115,000       4,610,350
Hewlett-Packard Co. ........................................   100,000       2,080,000
International Business Machines Corp. ......................   110,000      10,183,800
                                                                          ------------
                                                                            26,294,750
                                                                          ------------
COMPUTER STORAGE & PERIPHERALS  1.5%
EMC Corp. (a)...............................................   125,000       1,582,500
Network Appliance, Inc. (a).................................   100,000       3,001,000
                                                                          ------------
                                                                             4,583,500
                                                                          ------------
DATA PROCESSING & OUTSOURCING SERVICES  7.0%
Automatic Data Processing, Inc. ............................   125,000       5,370,000
Computer Sciences Corp. (a).................................   110,000       5,085,300
DST Systems, Inc. (a).......................................   115,000       5,461,350
First Data Corp. ...........................................   115,000       4,717,300
                                                                          ------------
                                                                            20,633,950
                                                                          ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS  0.7%
Symbol Technologies, Inc. ..................................   115,000    $  2,038,950
                                                                          ------------

HEALTH CARE EQUIPMENT  6.3%
Fisher Scientific International, Inc. (a)...................    50,000       3,032,500
Medtronic, Inc. ............................................   115,000       5,993,800
St. Jude Medical, Inc. (a)..................................   115,000       4,496,500
Stryker Corp. ..............................................   100,000       4,966,000
                                                                          ------------
                                                                            18,488,800
                                                                          ------------
HEALTH CARE SUPPLIES  1.8%
Millipore Corp. (a).........................................   115,000       5,204,900
                                                                          ------------

HOME ENTERTAINMENT SOFTWARE  2.4%
Electronic Arts, Inc. (a)...................................   110,000       7,093,900
                                                                          ------------

INTEGRATED TELECOMMUNICATION SERVICES  0.6%
Amdocs Ltd. (Guernsey) (a)..................................    65,000       1,907,750
                                                                          ------------

INTERNET RETAIL  2.6%
eBay, Inc. (a)..............................................   180,000       7,711,200
                                                                          ------------

INTERNET SOFTWARE & SERVICES  7.7%
Google, Inc., Class A (a)...................................    65,000      12,219,350
Yahoo!, Inc. (a)............................................   325,000      10,487,750
                                                                          ------------
                                                                            22,707,100
                                                                          ------------
PHARMACEUTICALS  2.2%
Johnson & Johnson...........................................    55,000       3,608,000
Pfizer, Inc. ...............................................    50,000       1,314,500
Sepracor, Inc. (a)..........................................    25,000       1,611,750
                                                                          ------------
                                                                             6,534,250
                                                                          ------------
SEMICONDUCTOR EQUIPMENT  6.1%
Applied Materials, Inc. (a).................................   125,000       2,187,500
KLA-Tencor Corp. ...........................................   125,000       6,176,250
Lam Research Corp. (a)......................................   125,000       3,930,000
Novellus Systems, Inc. (a)..................................   125,000       3,691,875
Teradyne, Inc. (a)..........................................   125,000       1,927,500
                                                                          ------------
                                                                            17,913,125
                                                                          ------------
SEMICONDUCTORS  13.2%
Advanced Micro Devices, Inc. (a)............................   125,000       2,181,250
Analog Devices, Inc. .......................................   125,000       4,590,000
Broadcom Corp., Class A (a).................................    65,000       2,096,250
Intel Corp. ................................................   175,000       4,196,500
Linear Technology Corp. ....................................   125,000       4,882,500
Marvell Technology Group, Ltd. (Bermuda) (a)................    75,000       2,744,250
Maxim Integrated Products, Inc. ............................   125,000       5,377,500
Micron Technology, Inc. (a).................................   125,000       1,437,500
National Semiconductor Corp. ...............................   125,000       2,493,750

See Notes to Financial Statements                                              9

VAN KAMPEN TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
SEMICONDUCTORS (CONTINUED)
NVIDIA Corp. (a)............................................    65,000    $  1,884,350
Texas Instruments, Inc. ....................................   125,000       3,308,750
Xilinx, Inc. ...............................................   125,000       3,775,000
                                                                          ------------
                                                                            38,967,600
                                                                          ------------
SYSTEMS SOFTWARE  11.1%
Adobe Systems, Inc. ........................................   105,000       6,483,750
Check Point Software Technologies Ltd. (Israel) (a).........   100,000       2,213,000
Computer Associates International, Inc. ....................   125,000       3,386,250
McAfee, Inc. (a)............................................   100,000       2,313,000
Microsoft Corp. ............................................   325,000       8,183,500
NCR Corp. (a)...............................................   130,000       5,068,700
Oracle Corp. (a)............................................   175,000       2,259,250
Symantec Corp. (a)..........................................   125,000       2,751,250
                                                                          ------------
                                                                            32,658,700
                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES  1.4%
NII Holdings, Inc. (a)......................................    75,000       4,291,500
                                                                          ------------

TOTAL INVESTMENTS  99.2%
  (Cost $251,549,981)..................................................    292,960,425
OTHER ASSETS IN EXCESS OF LIABILITIES  0.8%............................      2,435,794
                                                                          ------------

NET ASSETS  100.0%.....................................................   $295,396,219
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 10                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $251,549,981).......................  $   292,960,425
Receivables:
  Investments Sold..........................................        5,623,711
  Fund Shares Sold..........................................          378,968
  Dividends.................................................          144,025
Other.......................................................           52,420
                                                              ---------------
    Total Assets............................................      299,159,549
                                                              ---------------
LIABILITIES:
Payables:
  Custodian Bank............................................        1,251,800
  Fund Shares Repurchased...................................        1,150,842
  Distributor and Affiliates................................          517,660
  Investment Advisory Fee...................................          208,286
Accrued Expenses............................................          553,403
Trustees' Deferred Compensation and Retirement Plans........           81,339
                                                              ---------------
    Total Liabilities.......................................        3,763,330
                                                              ---------------
NET ASSETS..................................................  $   295,396,219
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $ 1,848,248,096
Net Unrealized Appreciation.................................       41,410,444
Accumulated Net Investment Loss.............................       (3,264,250)
Accumulated Net Realized Loss...............................   (1,590,998,071)
                                                              ---------------
NET ASSETS..................................................  $   295,396,219
                                                              ===============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $112,327,179 and 25,300,821 shares of
    beneficial interest issued and outstanding).............  $          4.44
    Maximum sales charge (5.75%* of offering price).........              .27
                                                              ---------------
    Maximum offering price to public........................  $          4.71
                                                              ===============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $149,090,096 and 35,089,903 shares of
    beneficial interest issued and outstanding).............  $          4.25
                                                              ===============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $33,978,944 and 7,996,082 shares of
    beneficial interest issued and outstanding).............  $          4.25
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             11

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 28, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends...................................................  $ 1,359,156
Interest....................................................       10,276
                                                              -----------
    Total Income............................................    1,369,432
                                                              -----------
EXPENSES:...................................................
Shareholder Services........................................    1,803,138
Investment Advisory Fee.....................................    1,387,705
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $143,829, $779,747 and $180,616,
  respectively).............................................    1,104,192
Legal.......................................................       22,987
Custody.....................................................       16,795
Trustees' Fees and Related Expenses.........................       11,822
Other.......................................................      218,350
                                                              -----------
    Total Expenses..........................................    4,564,989
    Less Credits Earned on Cash Balances....................        2,191
                                                              -----------
    Net Expenses............................................    4,562,798
                                                              -----------
NET INVESTMENT LOSS.........................................  $(3,193,366)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $29,065,096
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   26,403,135
  End of the Period.........................................   41,410,444
                                                              -----------
Net Unrealized Appreciation During the Period...............   15,007,309
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $44,072,405
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $40,879,039
                                                              ===========

 12                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                          FEBRUARY 28, 2005    AUGUST 31, 2004
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.....................................    $ (3,193,366)       $ (8,999,653)
Net Realized Gain.......................................      29,065,096          66,812,421
Net Unrealized Appreciation/Depreciation During the
  Period................................................      15,007,309         (60,741,399)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....      40,879,039          (2,928,631)
                                                            ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................      12,289,345          46,861,256
Cost of Shares Repurchased..............................     (47,867,915)        (95,116,672)
                                                            ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......     (35,578,570)        (48,255,416)
                                                            ------------        ------------
TOTAL INCREASE/DECREASE IN NET ASSETS...................       5,300,469         (51,184,047)
NET ASSETS:
Beginning of the Period.................................     290,095,750         341,279,797
                                                            ------------        ------------
End of the Period (Including accumulated net investment
  loss of $3,264,250 and $70,884, respectively).........    $295,396,219        $290,095,750
                                                            ============        ============

See Notes to Financial Statements                                             13

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS
                                ENDED                              YEAR ENDED AUGUST 31,
CLASS A SHARES               FEBRUARY 28,    -----------------------------------------------------------------
                                 2005         2004          2003          2002           2001           2000
                             ---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............    $ 3.88       $ 3.93        $ 2.90        $  5.49        $ 26.81        $ 11.17
                                ------       ------        ------        -------        -------        -------
  Net Investment Loss.......      (.03)(a)     (.09)(a)      (.08)(a)       (.11)(a)       (.18)(a)       (.16)
  Net Realized and
    Unrealized Gain/Loss....       .59          .04          1.11          (2.48)        (21.14)         15.80
                                ------       ------        ------        -------        -------        -------
Total from Investment
  Operations................       .56         (.05)         1.03          (2.59)        (21.32)         15.64
                                ------       ------        ------        -------        -------        -------
NET ASSET VALUE, END OF THE
  PERIOD....................    $ 4.44       $ 3.88        $ 3.93        $  2.90        $  5.49        $ 26.81
                                ======       ======        ======        =======        =======        =======

Total Return (b)............    14.43%*      -1.27%        35.52%        -47.18%        -79.51%        139.93%
Net Assets at End of the
  Period (In millions)......    $112.3       $108.7        $125.3        $ 103.5        $ 198.8        $ 928.8
Ratio of Expenses to Average
  Net Assets................     2.48%        2.34%         2.88%          2.39%          1.65%          1.47%
Ratio of Net Investment Loss
  to Average Net Assets.....    (1.59%)      (2.13%)       (2.73%)        (2.31%)        (1.48%)        (1.14%)
Portfolio Turnover..........       43%*        180%          152%           142%           274%           167%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*   Non-Annualized

 14                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS
                                ENDED                              YEAR ENDED AUGUST 31,
CLASS B SHARES               FEBRUARY 28,    ------------------------------------------------------------------
                                 2005         2004          2003          2002           2001            2000
                             ----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............    $ 3.73       $ 3.81        $ 2.83        $  5.41        $ 26.59        $  11.16
                                ------       ------        ------        -------        -------        --------
  Net Investment Loss.......      (.05)(a)     (.12)(a)      (.10)(a)       (.14)(a)       (.28)(a)        (.28)
  Net Realized and
    Unrealized Gain/Loss....       .57          .04          1.08          (2.44)        (20.90)          15.71
                                ------       ------        ------        -------        -------        --------
Total from Investment
  Operations................       .52         (.08)          .98          (2.58)        (21.18)          15.43
                                ------       ------        ------        -------        -------        --------
NET ASSET VALUE, END OF THE
  PERIOD....................    $ 4.25       $ 3.73        $ 3.81        $  2.83        $  5.41        $  26.59
                                ======       ======        ======        =======        =======        ========

Total Return (b)............    13.94%*      -2.10%        34.63%        -47.69%        -79.65%         138.17%
Net Assets at End of the
  Period (In millions)......    $149.1       $146.7        $172.7        $ 133.8        $ 288.4        $1,442.2
Ratio of Expenses to Average
  Net Assets................     3.25%        3.11%         3.65%          3.16%          2.40%           2.23%
Ratio of Net Investment Loss
  to Average Net Assets.....    (2.36%)      (2.91%)       (3.50%)        (3.08%)        (2.24%)         (1.89%)
Portfolio Turnover..........       43%*        180%          152%           142%           274%            167%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*   Non-Annualized

See Notes to Financial Statements                                             15

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS
                                ENDED                              YEAR ENDED AUGUST 31,
CLASS C SHARES               FEBRUARY 28,    -----------------------------------------------------------------
                                 2005         2004          2003          2002           2001           2000
                             ---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............    $ 3.73       $ 3.81        $ 2.83        $  5.41        $ 26.59        $ 11.16
                                ------       ------        ------        -------        -------        -------
  Net Investment Loss.......      (.05)(a)     (.12)(a)      (.10)(a)       (.14)(a)       (.28)(a)       (.27)
  Net Realized and
    Unrealized Gain/Loss....       .57          .04          1.08          (2.44)        (20.90)         15.70
                                ------       ------        ------        -------        -------        -------
Total from Investment
  Operations................       .52         (.08)          .98          (2.58)        (21.18)         15.43
                                ------       ------        ------        -------        -------        -------
NET ASSET VALUE, END OF THE
  PERIOD....................    $ 4.25       $ 3.73        $ 3.81        $  2.83        $  5.41        $ 26.59
                                ======       ======        ======        =======        =======        =======

Total Return (b)............    13.94%*      -2.10%        34.63%        -47.69%        -79.65%        138.17%
Net Assets at End of the
  Period (In millions)......    $ 34.0       $ 34.7        $ 43.4        $  34.7        $  80.3        $ 412.0
Ratio of Expenses to Average
  Net Assets................     3.25%        3.11%         3.66%          3.16%          2.40%          2.22%
Ratio of Net Investment Loss
  to Average Net Assets.....    (2.35%)      (2.91%)       (3.51%)        (3.08%)        (2.23%)        (1.88%)
Portfolio Turnover..........       43%*        180%          152%           142%           274%           167%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*   Non-Annualized

 16                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Technology Fund (the "Fund") is organized as a series of Van Kampen Equity Trust II (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation. The Fund commenced investment operations on July 26, 1999 with three classes of common shares: Class A, Class B, and Class C. The Fund registered Class I Shares on December 30, 2004. There were no sales of Class I Shares for the period ended February 28, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed securities and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At August 31, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $1,613,130,160, which will expire according to the following schedule.

AMOUNT                                                          EXPIRATION
$  185,003,307..............................................  August 31, 2009
 1,245,430,493..............................................  August 31, 2010
   182,696,360..............................................  August 31, 2011

    At February 28, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $256,171,382
                                                              ============
Gross tax unrealized appreciation...........................  $ 47,589,515
Gross tax unrealized depreciation...........................   (10,800,472)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 36,789,043
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses related to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended February 28, 2005, the Fund's custody fee was reduced by $2,191 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .90%
Next $500 million...........................................     .85%
Over $1 billion.............................................     .80%

    For the six months ended February 28, 2005, the Fund recognized expenses of approximately $9,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

each fund. For the six months ended February 28, 2005, the Fund recognized expenses of approximately $23,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2005, the Fund recognized expenses of approximately $1,428,000, representing shareholder servicing fees paid to VKIS. Shareholder servicing fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and trustees of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $46,903 are included in "Other" assets on the Statement of Assets and Liabilities at February 28, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 28, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $112,599.

3. CAPITAL TRANSACTIONS

At February 28, 2005, capital aggregated $694,200,690, $882,423,698, and
$271,623,708 for Classes A, B and C, respectively. For the six months ended February 28, 2005, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................    1,551,015    $  6,841,111
  Class B...................................................    1,098,721       4,644,423
  Class C...................................................      192,046         803,811
                                                              -----------    ------------
Total Sales.................................................    2,841,782    $ 12,289,345
                                                              ===========    ============
Repurchases:
  Class A...................................................   (4,262,530)   $(18,778,107)
  Class B...................................................   (5,373,768)    (22,755,975)
  Class C...................................................   (1,493,677)     (6,333,833)
                                                              -----------    ------------
Total Repurchases...........................................  (11,129,975)   $(47,867,915)
                                                              ===========    ============

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

    At August 31, 2004, capital aggregated $706,137,686, $900,535,250, and
$277,153,730 for Classes A, B and C, respectively. For the year ended August 31, 2004, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................    6,150,421    $ 25,762,027
  Class B...................................................    4,247,442      17,108,738
  Class C...................................................      998,901       3,990,491
                                                              -----------    ------------
Total Sales.................................................   11,396,764    $ 46,861,256
                                                              ===========    ============
Repurchases:
  Class A...................................................  (10,011,554)   $(41,639,851)
  Class B...................................................  (10,250,621)    (41,029,111)
  Class C...................................................   (3,094,335)    (12,447,710)
                                                              -----------    ------------
Total Repurchases...........................................  (23,356,510)   $(95,116,672)
                                                              ===========    ============

    Class B Shares and any dividend reinvestment plan Class B Shares received thereon automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. For the six months ended February 28, 2005 and the year ended August 31, 2004, 212,570 and 124,894 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares do not possess a conversion feature. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made within five years of the purchase for Class B Shares and within one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended February 28, 2005, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $23,400 and CDSC on redeemed shares of Classes B and C of approximately $191,300. Sales charges do not represent expenses of the Fund.

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $133,488,690 and $174,397,146, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $26,603,500 and $207,500 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended February 28, 2005, are payments retained by Van Kampen of approximately $589,100 and payments made to Morgan Stanley, an affiliate of the Adviser, of approximately $102,500.

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN TECHNOLOGY FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, NY 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER, & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 77, 177, 277
TECH SAR 5/01 RN05-00690P-Y02/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen International Advantage Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 28, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 2/28/05

                               A SHARES                B SHARES                C SHARES
                            since 9/26/01           since 9/26/01           since 9/26/01
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception           11.17%       9.27%      10.40%       9.82%      10.72%      10.72%

1 Year                    10.54        4.18        9.95        4.95       10.49        9.49

6 month                   20.11       13.22       19.79       14.79       19.77       18.77
---------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Figures shown above assume reinvestment of all distributions. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The MSCI All Country World Free ex-USA is generally representative of world stock markets, excluding the United States. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. Source for index performance: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2005

Van Kampen International Advantage Fund is managed by the Adviser's Global Core Team.(1) Current members include Sandra Yeager, Managing Director of the Adviser; and Mark Laskin, Vice President of the Adviser.

MARKET CONDITIONS

The global economy continued to moderate during the past six months as growth cooled from the very rapid pace set in late 2003 and the first half of 2004. High oil prices along with rising interest rates in the United States and the United Kingdom weighed on worldwide economic expansion. China's economy, however, continued to be one area of unexpected strength. Investors had worried greatly about a possible "hard landing" in China--the result of official efforts to prevent the economy from overheating--but the country's expansion continued to outpace expectations. Some analysts even wondered if China would exceed its anticipated growth rate for the year.

Many European economies continued their sluggish performance. Exporting activity remained robust, thanks to strength from much of Eastern Europe, Asia and the United States as well as the relative weakness of the U.S. dollar. However, the German and Italian economies continued to face challenges, while conditions in France and Spain slowly improved during the period. In the United Kingdom, the runaway housing market finally showed signs of moderating, and once-strong consumer spending slowed in recent months. Both of these trends have made us increasingly cautious about prospects for the retail sector.

Asia's largest economy, Japan, began 2004 in strong fashion, but its economy slowed down during the period, despite the strength of neighboring China. We are hopeful that Japan's economy could recover, thanks in part to recent financial restructuring.

The continued economic expansion in the United States--an important source of demand for international companies--further supported growth in worldwide economies.

(1)Team members may change at any time without notice.
 2

PERFORMANCE ANALYSIS

Van Kampen International Advantage Fund enjoyed strong absolute performance during the past six months, returning 20.11 percent (Class A shares, assuming no front-end sales charge was paid). However, the fund lagged its benchmark, the MSCI All Country World Free Index ex-USA, which returned 22.72 percent.

The fund was generally underweighted in bank stocks during the period. This positioning detracted from performance as the sector fared better than expected after interest rates rose less than anticipated, particularly in the United Kingdom. The fund lacked sufficient exposure to banks in emerging markets, although it did benefit from investment in South Korea. In addition, the banks the fund owned, though generally positive performers, did not gain as much ground as other names in the sector did.

Disappointing stock selection in the retail sector also hurt relative performance. The fund continued to be underweighted in the energy sector. This positioning helped performance for much of the fourth quarter of 2004 as oil prices fell, but detracted from performance during the rest of the period when oil prices were rising rapidly.

On the positive side, the fund benefited from stock selection in the technology hardware and equipment sector. After conducting thorough fundamental research--a significant component of our stock-selection approach--we concluded that the market may have been overly pessimistic and that various technology companies offered better investment prospects than the market anticipated. As the period progressed, a growing number of investors came to share our view. Finally, the fund benefited from holdings in a number of semiconductor and semiconductor equipment makers, which gained as investors became more optimistic about the economy and as inventory build-up fears receded.

We note several reasons to be optimistic about international stock markets. We believe valuations for international equities remain attractive relative to those in the United States--especially in Europe and Japan. In addition, stock prices could benefit if financial restructuring in Europe and Asia gathers momentum.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2005

-------------------------------------------------------------------------
      CLASS A   CLASS B   CLASS C   MSCI AC WORLD FREE INDEX EX-USA

      20.11%    19.79%    19.77%                22.72%
-------------------------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

Against this backdrop, we have positioned the fund to potentially benefit from a steadily improving global economy. We continue to rely on proprietary fundamental research, conducted by Morgan Stanley analysts around the world, to identify the best investment opportunities for our shareholders.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future

TOP TEN HOLDINGS AS OF 2/28/05
Ishares Tr MSCI EAFE Index Fd                                     3.9%
GlaxoSmithKline Plc                                               3.5
Novartis, AG                                                      3.1
Banco Bilbao Vizcaya Argentaria, SA                               3.0
Royal Bank of Scotland Group Plc                                  2.8
Vodafone Group Plc                                                2.7
Royal Dutch Petroleum Co                                          2.7
BNP Paribas, SA                                                   2.6
Total, SA                                                         2.6
Canon, Inc                                                        2.3

SUMMARY OF INVESTMENTS BY COUNTRY CLASSIFICATION AS OF 2/28/2005
United Kingdom                                                   23.0%
Japan                                                            16.0
Netherlands                                                      13.5
France                                                           10.1
Switzerland                                                       7.1
Germany                                                           6.3
Spain                                                             5.9
United States                                                     4.0
Republic of Korea                                                 3.3
Italy                                                             3.0
Australia                                                         1.4
Sweden                                                            1.4
Ireland                                                           0.7
Singapore                                                         0.6
Hong Kong                                                         0.6
Austria                                                           0.5
Brazil                                                            0.5
Israel                                                            0.4
                                                                -----
Total Long-Term Investments                                      98.3%
Short-Term Investments                                            2.4
Foreign Currency                                                  0.1
Liabilities in Excess of Other Assets                            -0.8
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our website at www.vankampen.com. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/04 - 02/28/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                VALUE ACCOUNT    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   9/1/04           2/28/05       9/1/04-2/28/05
Class A
  Actual......................................    $1,000.00        $1,201.05          $ 9.55
  Hypothetical................................     1,000.00         1,015.79            8.75
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,197.86           13.13
  Hypothetical................................     1,000.00         1,012.69           12.03
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,197.66           12.64
  Hypothetical................................     1,000.00         1,012.89           11.58
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, 2.41%, and 2.32 for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These ratios reflect an expense cap.

Assumes all dividends and distributions were reinvested.
 8

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
---------------------------------------------------------------------------------------
COMMON STOCKS  94.3%
AUSTRALIA  1.4%
National Australia Bank, Ltd. ..............................     66,162    $  1,506,535
                                                                           ------------

AUSTRIA  0.5%
Telekom Austria, AG.........................................     29,142         579,761
                                                                           ------------

BRAZIL  0.5%
Petroleo Brasileiro SA--ADR.................................     11,835         577,548
                                                                           ------------

FRANCE  10.1%
BNP Paribas, SA.............................................     38,020       2,758,599
Business Objects, SA (a)....................................     56,613       1,581,177
France Telecom, SA..........................................     59,635       1,801,684
Schneider Electric, SA......................................     22,811       1,820,390
Total, SA...................................................     11,453       2,725,853
                                                                           ------------
                                                                             10,687,703
                                                                           ------------
GERMANY  6.3%
Allianz, AG.................................................     16,024       2,025,963
BMW, AG.....................................................     18,118         775,507
Deutsche Bank, AG...........................................     11,188         982,361
Deutsche Telekom, AG........................................     66,297       1,389,028
Siemens, AG.................................................     18,691       1,466,344
                                                                           ------------
                                                                              6,639,203
                                                                           ------------
HONG KONG  0.6%
Sun Hung Kai Properties, Ltd. ..............................     73,000         677,868
                                                                           ------------

IRELAND  0.7%
Bank of Ireland.............................................     41,324         695,114
                                                                           ------------

ISRAEL  0.4%
Teva Pharmaceutical Industries, Ltd.--ADR...................     12,667         381,403
                                                                           ------------

ITALY  3.0%
ENI S.p.A. .................................................     64,340       1,682,358
UniCredito Italiano S.p.A. .................................    258,710       1,510,300
                                                                           ------------
                                                                              3,192,658
                                                                           ------------
JAPAN  16.0%
Canon, Inc. ................................................     46,400       2,457,073
Kao Corp. ..................................................     30,000         712,897
Millea Holdings, Inc. ......................................         78       1,142,169
Mitsui Sumitomo Insurance Co., Ltd. ........................     30,000         267,147
Shin-Etsu Chemical Co., Ltd. ...............................     36,000       1,473,263
SMC Corp. ..................................................     12,600       1,533,182
Sony Corp. .................................................     49,400       1,874,134
Sumitomo Chemical Co., Ltd. ................................    277,000       1,474,478
Sumitomo Trust and Banking Co., Ltd. .......................    148,000       1,020,383

See Notes to Financial Statements                                              9

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
---------------------------------------------------------------------------------------
JAPAN (CONTINUED)
Takeda Chemical Industries, Ltd. ...........................     27,700    $  1,325,503
Tokyo Electric Power Co., Inc. .............................     57,800       1,417,532
Toyota Motor Corp. .........................................     57,800       2,249,753
                                                                           ------------
                                                                             16,947,514
                                                                           ------------
NETHERLANDS  13.5%
Aegon, NV...................................................     71,183       1,027,244
ASML Holding, NV (a)........................................    108,452       2,004,427
Koninklijke Ahold, NV (a)...................................    211,698       1,912,154
Royal Dutch Petroleum Co. ..................................     45,140       2,842,973
Royal Numico NV (a).........................................     32,867       1,327,016
TPG, NV.....................................................     43,964       1,228,973
VNU, NV.....................................................     58,834       1,841,213
Wolters Kluwer NV...........................................    110,645       2,137,982
                                                                           ------------
                                                                             14,321,982
                                                                           ------------
REPUBLIC OF KOREA  3.3%
Kookmin Bank................................................     14,238         656,464
Kookmin Bank--ADR (a).......................................     41,775       1,925,410
SK Telecom Co., Ltd.--ADR...................................     45,175         962,227
                                                                           ------------
                                                                              3,544,101
                                                                           ------------
SINGAPORE  0.6%
United Overseas Bank, Ltd. .................................     82,000         684,705
                                                                           ------------

SPAIN  5.9%
Altadis, SA.................................................     32,078       1,347,576
Banco Bilbao Vizcaya Argentaria, SA.........................    182,413       3,153,241
Banco Santander Central Hispano, SA.........................     14,402         178,519
Telefonica, SA..............................................     87,034       1,599,493
                                                                           ------------
                                                                              6,278,829
                                                                           ------------
SWEDEN  1.4%
Sandvik AB..................................................     34,232       1,491,018
                                                                           ------------

SWITZERLAND  7.1%
Credit Suisse Group.........................................     25,793       1,123,121
Nestle, SA..................................................      4,108       1,140,447
Novartis, AG................................................     65,329       3,277,432
UBS, AG.....................................................     23,651       2,054,220
                                                                           ------------
                                                                              7,595,220
                                                                           ------------
UNITED KINGDOM  23.0%
3i Group Plc................................................     60,625         808,801
Allied Domecq Plc...........................................     75,396         752,550
BOC Group Plc...............................................     59,677       1,136,282
BP Plc......................................................    110,686       1,196,942
British Sky Broadcasting Group Plc..........................    172,631       1,876,306
Cadbury Schweppes Plc.......................................     62,302         611,162
Carnival Plc................................................     26,314       1,516,045
GlaxoSmithKline Plc.........................................    153,591       3,682,635

 10                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
---------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
HSBC Holdings Plc...........................................    128,449    $  2,144,226
Prudential Plc..............................................    202,568       1,844,894
Reckitt Benckiser Plc.......................................     33,954       1,068,245
Royal Bank of Scotland Group Plc............................     88,229       3,021,999
Standard Chartered Plc......................................     44,734         819,623
Vodafone Group Plc..........................................  1,097,276       2,877,337
William Morrison Supermarkets Plc...........................    252,100       1,084,032
                                                                           ------------
                                                                             24,441,079
                                                                           ------------

TOTAL COMMON STOCKS  94.3%..............................................    100,242,241
                                                                           ------------

INVESTMENT COMPANY  4.0%
UNITED STATES  4.0%
Ishares Tr MSCI EAFE Index Fd...............................     18,944       4,171,848
                                                                           ------------

TOTAL LONG-TERM INVESTMENTS  98.3%
  (Cost $88,880,974)....................................................    104,414,089
SHORT-TERM INVESTMENT  2.4%
  (Cost $2,560,000).....................................................      2,560,000
                                                                           ------------

TOTAL INVESTMENTS  100.7%
  (Cost $91,440,974)....................................................    106,974,089
FOREIGN CURRENCY  0.1%
  (Cost $80,506)........................................................         84,361
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.8%)...........................       (783,254)
                                                                           ------------

NET ASSETS  100.0%......................................................   $106,275,196
                                                                           ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

Securities with total market value equal to $96,396,653 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

See Notes to Financial Statements                                             11

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION

                                                                     PERCENT OF
INDUSTRY                                               VALUE         NET ASSETS
Diversified Banks...............................    $ 20,075,117        18.9%
Integrated Oil & Gas............................       9,025,674         8.5
Pharmaceuticals.................................       8,666,973         8.2
Integrated Telecommunication Services...........       5,369,966         5.1
Financial.......................................       4,171,848         3.9
Diversified Capital Markets.....................       4,159,702         3.9
Publishing......................................       3,979,195         3.7
Wireless Telecommunication Services.............       3,839,565         3.6
Packaged Foods..................................       3,078,625         2.9
Automobile Manufacturers........................       3,025,259         2.8
Food Retail.....................................       2,996,186         2.8
Industrial Machinery............................       3,024,200         2.8
Life & Health Insurance.........................       2,872,138         2.7
Office Electronics..............................       2,457,073         2.3
Multi-line Insurance............................       2,025,963         1.9
Semiconductor Equipment.........................       2,004,427         1.9
Broadcasting & Cable TV.........................       1,876,306         1.8
Consumer Electronics............................       1,874,134         1.8
Electrical Components & Equipment...............       1,820,390         1.7
Household Products..............................       1,781,143         1.7
Application Software............................       1,581,177         1.5
Diversified Chemicals...........................       1,474,478         1.4
Hotels..........................................       1,516,045         1.4
Industrial Conglomerates........................       1,466,344         1.4
Specialty Chemicals.............................       1,473,263         1.4
Electric Utilities..............................       1,417,532         1.3
Property & Casualty.............................       1,409,316         1.3
Tobacco.........................................       1,347,576         1.3
Air Freight & Couriers..........................       1,228,973         1.2
Industrial Gases................................       1,136,282         1.1
Asset Management & Custody Banks................         808,801         0.8
Distillers & Vintners...........................         752,550         0.7
Real Estate Management & Development............         677,868         0.6
                                                    ------------        ----
                                                    $104,414,089        98.3%
                                                    ============        ====

 12                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $91,440,974)........................  $106,974,089
Foreign Currency (Cost $80,506).............................        84,361
Cash........................................................           567
Receivables:
  Investments Sold..........................................       530,512
  Fund Shares Sold..........................................       268,455
  Dividends.................................................       223,516
Other.......................................................        61,766
                                                              ------------
    Total Assets............................................   108,143,266
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     1,088,185
  Fund Shares Repurchased...................................       400,832
  Distributor and Affiliates................................        87,688
  Investment Advisory Fee...................................        28,569
Trustees' Deferred Compensation and Retirement Plans........        88,269
Forward Foreign Currency Contracts..........................        87,279
Accrued Expenses............................................        87,248
                                                              ------------
    Total Liabilities.......................................     1,868,070
                                                              ------------
NET ASSETS..................................................  $106,275,196
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $ 88,941,173
Net Unrealized Appreciation.................................    15,469,948
Accumulated Net Realized Gain...............................     2,170,382
Accumulated Net Investment Loss.............................      (306,307)
                                                              ------------
NET ASSETS..................................................  $106,275,196
                                                              ============
NET ASSET VALUE PER COMMON SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $70,012,376 and 5,635,098 shares of
    beneficial interest issued and outstanding).............  $      12.42
    Maximum sales charge (5.75%* of offering price).........           .76
                                                              ------------
    Maximum offering price to public........................  $      13.18
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $28,478,831 and 2,327,508 shares of
    beneficial interest issued and outstanding).............  $      12.24
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $7,783,989 and 629,495 shares of
    beneficial interest issued and outstanding).............  $      12.37
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             13

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 28, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $37,108).....  $  282,735
Interest....................................................       7,544
                                                              ----------
    Total Income............................................     290,279
                                                              ----------
EXPENSES:
Investment Advisory Fee.....................................     237,032
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $42,947, $60,376 and $17,351,
  respectively).............................................     120,674
Registration and Filing Fees................................      43,873
Shareholder Services........................................      34,168
Merger Costs................................................      31,024
Custody.....................................................      29,981
Legal.......................................................      20,410
Trustees' Fees and Related Expenses.........................      10,012
Other.......................................................      70,020
                                                              ----------
    Total Expenses..........................................     597,194
    Expense Reduction ($62,725 Investment Advisory Fee and
      $4,135 Other).........................................      66,860
    Less Credits Earned on Cash Balances....................         235
                                                              ----------
    Net Expenses............................................     530,099
                                                              ----------
NET INVESTMENT LOSS.........................................  $ (239,820)
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $1,890,492
  Forward Foreign Currency Contracts........................     160,981
  Foreign Currency Transactions.............................     127,225
                                                              ----------
  Net Realized Gain.........................................   2,178,698
                                                              ----------
Net Unrealized Appreciation/Depreciation During the Period:
  Investments...............................................   6,771,677
  Foreign Currency Translation..............................      (1,227)
  Forward Foreign Currency Contracts........................    (118,845)
                                                              ----------
Net Unrealized Appreciation During the Period...............   6,651,605
                                                              ----------
NET REALIZED AND UNREALIZED GAIN............................  $8,830,303
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $8,590,483
                                                              ==========

 14                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                          FEBRUARY 28, 2005    AUGUST 31, 2004
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income/Loss..............................    $   (239,820)        $    40,607
Net Realized Gain.......................................       2,178,698           1,189,577
Net Unrealized Appreciation/Depreciation During the
  Period................................................       6,651,605            (739,391)
                                                            ------------         -----------
Change in Net Assets from Operations....................       8,590,483             490,793
                                                            ------------         -----------

Distributions from Net Realized Gain:
  Class A Shares........................................        (827,264)                -0-
  Class B Shares........................................        (177,352)                -0-
  Class C Shares........................................        (100,428)                -0-
                                                            ------------         -----------
Total Distributions.....................................      (1,105,044)                -0-
                                                            ------------         -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....       7,485,439             490,793
                                                            ------------         -----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................      91,381,985          14,371,201
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..........................................       1,086,372                 -0-
Cost of Shares Repurchased..............................     (11,869,496)         (4,300,199)
                                                            ------------         -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......      80,598,861          10,071,002
                                                            ------------         -----------
TOTAL INCREASE IN NET ASSETS............................      88,084,300          10,561,795
NET ASSETS:
Beginning of the Period.................................      18,190,896           7,629,101
                                                            ------------         -----------
End of the Period (Including accumulated net investment
  loss of $306,307 and $66,487, respectively)...........    $106,275,196         $18,190,896
                                                            ============         ===========

See Notes to Financial Statements                                             15

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                          SIX MONTHS        YEAR ENDED       SEPTEMBER 26, 2001
                                            ENDED           AUGUST 31,         (COMMENCEMENT
CLASS A SHARES                           FEBRUARY 28,    ----------------    OF OPERATIONS) TO
                                             2005         2004      2003      AUGUST 31, 2002
                                         ------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD................................    $10.86       $ 9.83    $ 9.43         $ 10.00
                                            ------       ------    ------         -------
  Net Investment Income/Loss (a)........      (.04)         .04       .09             .03
  Net Realized and Unrealized
    Gain/Loss...........................      2.17          .99       .88            (.28)
                                            ------       ------    ------         -------
Total from Investment Operations........      2.13         1.03       .97            (.25)
                                            ------       ------    ------         -------
Less:
  Distributions from Net Investment
    Income..............................       -0-          -0-       .57             .31
  Distributions from Net Realized
    Gain................................       .57          -0-       -0-             .01
                                            ------       ------    ------         -------
Total Distributions.....................       .57          -0-       .57             .32
                                            ------       ------    ------         -------
NET ASSET VALUE, END OF THE PERIOD......    $12.42       $10.86    $ 9.83         $  9.43
                                            ======       ======    ======         =======

Total Return (b)*.......................    20.11%**     10.48%    11.20%          -2.60%**
Net Assets at End of the Period (In
  millions).............................    $ 70.0       $ 13.9    $  5.6         $   1.6
Ratio of Expenses to Average Net Assets
  (c)*..................................     1.75%        1.72%     1.75%           1.78%
Ratio of Net Investment Income/Loss to
  Average Net Assets*...................     (.71%)        .38%      .98%            .33%
Portfolio Turnover......................       41%**        68%       43%             62%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (c).....................     2.02%        2.86%     4.85%          15.81%
   Ratio of Net Investment Loss to
     Average Net Assets.................     (.98%)       (.76%)   (2.11%)        (13.70%)
** Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchases. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If sales charges were included, total returns would be lower. These returns included combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended August 31, 2002.

 16                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                          SIX MONTHS        YEAR ENDED       SEPTEMBER 26, 2001
                                            ENDED           AUGUST 31,         (COMMENCEMENT
CLASS B SHARES                           FEBRUARY 28,    ----------------    OF OPERATIONS) TO
                                             2005         2004      2003      AUGUST 31, 2002
                                         ------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD............................    $10.73       $ 9.77    $ 9.38         $ 10.00
                                            ------       ------    ------         -------
  Net Investment Loss (a)...............      (.07)        (.03)      -0-(d)         (.04)
  Net Realized and Unrealized
    Gain/Loss...........................      2.15          .99       .89            (.27)
                                            ------       ------    ------         -------
Total from Investment Operations........      2.08          .96       .89            (.31)
                                            ------       ------    ------         -------
Less:
  Distributions from Net Investment
    Income..............................       -0-          -0-       .50             .30
  Distributions from Net Realized
    Gain................................       .57          -0-       -0-             .01
                                            ------       ------    ------         -------
Total Distributions.....................       .57          -0-       .50             .31
                                            ------       ------    ------         -------
NET ASSET VALUE, END OF THE PERIOD......    $12.24       $10.73    $ 9.77         $  9.38
                                            ======       ======    ======         =======

Total Return (b)*.......................    19.79%**      9.83%    10.40%          -3.37%**
Net Assets at End of the Period (In
  millions).............................    $ 28.5       $  2.6    $  1.2         $    .9
Ratio of Expenses to Average
  Net Assets (c)*.......................     2.41%        2.35%     2.50%           2.53%
Ratio of Net Investment Loss to
  Average Net Assets*...................    (1.35%)       (.28%)    (.02%)          (.45%)
Portfolio Turnover......................       41%**        68%       43%             62%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (c).....................     2.59%        3.30%     5.60%          16.56%
   Ratio of Net Investment Loss to
     Average Net Assets.................    (1.53%)      (1.23%)   (3.12%)        (14.48%)
** Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended August 31, 2002.

(d) Amount is less than $.01.

See Notes to Financial Statements                                             17

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                        SIX MONTHS         YEAR ENDED        SEPTEMBER 26, 2001
                                          ENDED            AUGUST 31,         (COMMENCEMENT OF
CLASS C SHARES                         FEBRUARY 28,    -------------------     OPERATIONS) TO
                                           2005         2004         2003     AUGUST 31, 2002
                                       --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..............................    $10.84       $ 9.77       $ 9.38        $ 10.00
                                          ------       ------       ------        -------
  Net Investment Income/Loss (a)......      (.07)         .07          -0-(d)         (.04)
  Net Realized and Unrealized
    Gain/Loss.........................      2.17         1.00          .89           (.27)
                                          ------       ------       ------        -------
Total from Investment Operations......      2.10         1.07          .89           (.31)
                                          ------       ------       ------        -------
Less:
  Distributions from Net Investment
    Income............................       -0-          -0-          .50            .30
  Distributions from Net Realized
    Gain..............................       .57          -0-          -0-            .01
                                          ------       ------       ------        -------
Total Distributions...................       .57          -0-          .50            .31
                                          ------       ------       ------        -------
NET ASSET VALUE, END OF THE PERIOD....    $12.37       $10.84       $ 9.77        $  9.38
                                          ======       ======       ======        =======

Total Return (b)*.....................    19.77%**     10.95%(e)(f) 10.40%(e)       -3.37%**
Net Assets at End of the Period (In
  millions)...........................    $  7.8       $  1.7       $   .8        $    .6
Ratio of Expenses to Average Net
  Assets (c)*.........................     2.32%(e)     1.77%(e)     2.50%(e)        2.53%
Ratio of Net Investment Income/Loss to
  Average Net Assets*.................    (1.29%)(e)     .59%(e)(f)   .00%(e)        (.44%)
Portfolio Turnover....................       41%**        68%          43%            62%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (c).......................     2.60%(e)     2.92%(e)     5.60%(e)       16.56%
   Ratio of Net Investment Loss to
     Average Net Assets...............    (1.57%)(e)    (.56%)(e)(f) (3.09%)(e)      (14.47%)
** Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended August 31, 2002.

(d) Amount is less than $.01.

(e) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

(f) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income/Loss to Average Net Assets of 0.31%.

 18                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen International Advantage Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust II, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek long-term capital appreciation through investments in a diversified portfolio of equity securities of foreign issuers. The Fund commenced investment operations on September 26, 2001, with three classes of common shares: Class A, Class B, and Class C. The Fund registered Class I Shares on December 30, 2004. There were no sales of Class I shares for the period ending February 28, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange
(NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued using quoted foreign exchange rates.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At February 28, 2005, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $92,877,160
                                                              ===========
Gross tax unrealized appreciation...........................  $14,179,899
Gross tax unrealized depreciation...........................      (82,970)
                                                              -----------
Net tax unrealized appreciation on investments..............  $14,096,929
                                                              ===========

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $673,022
Undistributed long-term capital gain........................   537,298

    Net realized gains or losses may differ for financial and tax reporting purposes as a result of the deferral of losses relating to wash sales transactions.

F. FOREIGN CURRENCY TRANSLATION The market values of foreign securities, forward foreign currency contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

G. EXPENSE REDUCTIONS During the six months ended February 28, 2005, the Fund's custody fee was reduced by $235 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     0.900
Next $500 million...........................................     0.850
Over $1 billion.............................................     0.080

    The Adviser has entered into a subadvisory agreement with Morgan Stanley Investment Management Ltd. (the "Subadviser", a wholly owned subsidiary of Morgan Stanley) to provide advisory services to the Fund and the Adviser with respect to the Fund's investments. The Adviser pays 50% of its investment advisory fee to the Subadviser. For the six months ended February 28, 2005, the Adviser waived approximately $62,700 of its advisory fees. This waiver is voluntary and can be discontinued at any time. This resulted in net expense ratios of 1.75%, 2.41% and 2.32% for Classes A, B and C Shares, respectively.

    For the six months ended February 28, 2005, the Fund recognized expenses of approximately $13,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. With respect to the Accounting Services agreement, the Adviser reimburses the cost of such services to each fund with assets less than $25 million. The Adviser reimbursed $4,135 of these fees. For the six months ended February 28, 2005, the fund recognized expenses of approximately $11,300 representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the fund which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2005, the Fund recognized expenses of approximately $27,600 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $59,200 are included in "Other" assets on the Statement of Assets and Liabilities at February 28, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 28, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $975.

3. CAPITAL TRANSACTIONS

At February 28, 2005, capital aggregated $56,618,186, $26,680,688 and $5,642,299 for Classes A, B, and C, respectively. For the six months ended February 28, 2005, transactions were as follows:

                                                               SHARES        VALUE
Sales:
  Class A...................................................  4,931,743   $ 57,901,083
  Class B...................................................  2,299,545     26,607,704
  Class C...................................................    587,472      6,873,198
                                                              ---------   ------------
Total Sales.................................................  7,818,760   $ 91,381,985
                                                              =========   ============
Dividend Reinvestment:
  Class A...................................................     70,722   $    819,011
  Class B...................................................     15,012        171,367
  Class C...................................................      8,318         95,994
                                                              ---------   ------------
Total Dividend Reinvestment.................................     94,052   $  1,086,372
                                                              =========   ============
Repurchases:
  Class A...................................................   (645,775)  $ (7,690,954)
  Class B...................................................   (231,818)    (2,740,273)
  Class C...................................................   (120,735)    (1,438,269)
                                                              ---------   ------------
Total Repurchases...........................................   (998,328)  $(11,869,496)
                                                              =========   ============

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

    At August 31, 2004, capital aggregated $12,964,690, $2,505,699 and
$1,574,106 for Classes A, B and C, respectively. For the year ended August 31, 2004, transactions were as follows:

                                                               SHARES        VALUE
Sales:
  Class A...................................................  1,056,044   $11,837,854
  Class B...................................................    154,978     1,715,972
  Class C...................................................     73,527       817,375
                                                              ---------   -----------
Total Sales.................................................  1,284,549   $14,371,201
                                                              =========   ===========
Repurchases:
  Class A...................................................   (347,556)  $(3,894,120)
  Class B...................................................    (31,077)     (343,120)
  Class C...................................................     (5,779)      (62,959)
                                                              ---------   -----------
Total Repurchases...........................................   (384,412)  $(4,300,199)
                                                              =========   ===========

    Class B shares, including any dividend reinvestment plan Class B Shares received there on, automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Class B and C Shares are offered without a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended February 28, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $12,900 and CDSC on redeemed shares of approximately $7,400. Sales charges do not represent expenses of the Fund.

    On December 17, 2004, the Fund acquired all of the assets and liabilities of the Van Kampen International Magnum Fund ("VKIMF") through a tax free reorganization approved by VKIMF shareholders on December 7, 2004. The Fund issued 3,817,866, 1,929,366 and 509,323 shares of Classes A, B and C valued at $44,745,385, $22,303,472 and $5,948,897, respectively, in exchange for VKIMF's net assets. The shares of VKIMF were converted into Fund shares at a ratio 1.116 to 1, 1.102 to 1 and 1.095 to 1 for Classes A, B

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

and C, respectively. Included in these net assets was a capital loss carryforward of $10,226,800, deferred compensation of $48,945, deferred pension of $34,256 and the deferral of losses related to wash sale transactions of $1,431,233. Net unrealized appreciation of VKIMF as of December 17, 2004 was $8,702,183. Shares issued in connection with this reorganization are included in proceeds from shares sold for the year ended February 28, 2005. Combined net assets on the day of reorganization were $100,683,038.

4. REDEMPTION FEE

Effective January 1, 2004, the Fund assesses a 2% redemption fee on the proceeds of Class A Shares of the Fund that are redeemed (either by sale or exchange) within 60 days of purchase. The redemption fee is paid directly to the Fund. For the six months ended February 28, 2005, the Fund received redemption fees of $672, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $92,213,136 and $22,961,398, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, foreign currency exposure, or generate potential gain. All of the Fund's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward commitment. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward commitment.

    Purchasing securities on a forward commitment involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities on a forward commitment involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recognized and is included as a component of realized gain/loss on forward foreign currency contracts. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

    The following forward foreign currency contracts were outstanding as of February 28, 2005:

                                                                             UNREALIZED
                                                               CURRENT      APPRECIATION/
                                                                VALUE       DEPRECIATION
LONG CONTRACTS
Australian Dollar,
  3,485,000 expiring 05/04/05...............................  $2,745,420      $  45,067
  401,653 expiring 05/04/05.................................     316,415          1,415
Canadian Dollar,
  1,515,000 expiring 05/04/05...............................   1,228,791          3,757
  1,202,073 expiring 05/04/05...............................     974,981          2,863
  1,535,000 expiring 05/04/05...............................   1,245,013          3,656
  1,195,058 expiring 05/04/05...............................     969,292          2,846
  510,155 expiring 05/04/05.................................     413,778         (1,222)
  1,261,507 expiring 05/06/05...............................   1,023,216          3,034
Danish Krone,
  8,330,000 expiring 05/04/05...............................   1,484,886         21,840
Japanese Yen,
  94,000,000 expiring 05/06/05..............................     904,506         (8,638)
  108,346,730 expiring 05/06/05.............................   1,042,556         12,556
  109,570,862 expiring 05/06/05.............................   1,054,335          9,335
Pound Sterling
  450,000 expiring 05/04/05.................................     861,802         17,437
Swedish Krona,
  2,400,000 expiring 05/04/05...............................     351,675          5,530
  3,000,000 expiring 05/04/05...............................     439,594          8,999
                                                                              ---------
                                                                                128,475
                                                                              ---------

SHORT CONTRACTS
Danish Krone,
  4,200,000 expiring 05/04/05...............................     748,682        (16,796)
Euro Currency,
  2,051,743 expiring 05/04/05...............................   2,722,134        (21,781)
  4,860,000 expiring 05/04/05...............................   6,447,968        (94,538)
  949,456 expiring 05/04/05.................................   1,259,684        (18,326)
  330,976 expiring 05/04/05.................................     439,120         (8,525)
  809,342 expiring 05/04/05.................................   1,073,788        (23,788)
Japanese Yen,
  105,000,000 expiring 05/06/05.............................   1,010,353          9,830
Pound Sterling,
  515,000 expiring 05/04/05.................................     986,284        (19,839)
  165,000 expiring 05/04/05.................................     315,994            125
Swiss Franc,
  1,150,000 expiring 05/04/05...............................     994,234        (22,116)
                                                                              ---------
                                                                               (215,754)
                                                                              ---------
                                                                              $ (87,279)
                                                                              =========

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

7. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $406,600 and $16,200 for Class B and C Shares, respectively. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended February 28, 2005, are payments retained by Van Kampen of approximately $71,600 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $1,100.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, that plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - CHAIRMAN
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

INVESTMENT SUBADVISER

MORGAN STANLEY INVESTMENT MANAGEMENT, LTD.
25 Cabot Square
Canary Wharf, London
United Kingdom E14 4QA

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 28

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 185, 285, 385
IA SAR 4/05 RN05-00691P-Y02/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity Trust II

By:   /s/ Ronald E. Robison
      ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
      ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2005

By:  /s/ James W. Garrett
      -------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: April 19, 2005